SGI | SECURITY GLOBAL
                                 | INVESTORS(SM)


May 4, 2010


Securities and Exchange Commission
100 F Street NE
Washington, DC 20549


Subj: SBL FUND - File Nos.: 811-02753 and 002-59353 (the "Fund")


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Fund do not differ from that contained in Post-Effective Amendment No. 58. This Post-Effective Amendment was filed electronically on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund





Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global Investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

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